JPMorgan Core Plus Bond Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Core Plus Bond Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 449
Expense Example, No Redemption, 3 Years	633
Expense Example, No Redemption, 5 Years	832
Expense Example, No Redemption, 10 Years	1,407
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	439
Expense Example, No Redemption, 5 Years	760
Expense Example, No Redemption, 10 Years	1,529
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	185
Expense Example, No Redemption, 5 Years	334
Expense Example, No Redemption, 10 Years	$ 770